FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended Sep 30, 2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	34 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 909734.738 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CIA DE MINAS BUENA   ADR	204448104 1,298.052   36866	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 137,786.953 3051084	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,303.160   51000	SH Sole	None None
DEERE & CO	     COM	244199105 93,847.284  2186563	SH Sole	None Sole
DEERE & CO	     COM	244199105 1,867.020   43500	SH Sole	None None
DR HORTON INC	     COM	23331A109 43,290.704  3794102	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,139.745   99890	SH Sole	None None
EBAY INC	     COM	278642103 74,128.591  3141042	SH Sole	None Sole
EBAY INC	     COM	278642103 1,293.280   54800	SH Sole	None None
EMBRAER SA	     ADR	29081M102 1,128.648   49200	SH Sole	None Sole
ESTEE LAUDER         COM	518439104 177.984     4800	SH Sole	None Sole
GRUPO TELEVISA       ADR	40049J206 691.548     37200	SH Sole	None Sole
H&R BLOCK INC	     COM	093671105 143.364     7800	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 130,950.704 2150611	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 2,627.404   43150	SH Sole	None None
LEGG MASON INC	     COM	524901105 60,058.565  1935500	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 1,489.440   48000	SH Sole	None None
LEXMARK INT	     COM	529771107 183.090     8500	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 176,994.366 6881585	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,078.684   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 94.785      35500	SH Sole	None Sole
NEWFIELD EXPLORATION COM	651290108 187.264     4400	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 249.498     16600	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V101 1,450.539   36900	SH Sole	None Sole
PFIZER INC	     COM	717081103 52,210.285  3154700	SH Sole	None Sole
PFIZER INC	     COM	717081103 1,261.110   76200	SH Sole	None None
PULTEGROUP INC	     COM	745867101 42,323.501  3851092	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 852.824     77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 815.753     46748	SH Sole	None Sole
TERNIUM SA           ADR	880890108 867.160     32600	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 72,715.852  2712691	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 1,235.747   46100	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 230.572     11800	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 761.262     42600	SH Sole	None Sole